Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries [Table Text Block]
			2018	2017
Notes and debentures
	Interest Rates	Maturities[1]
	0.49% – 2.99%	2018 – 2022	$14,404	$19,514
	3.00% – 4.99%	2018 – 2049	104,291	93,915
	5.00% – 6.99%	2018 – 2095	37,175	46,343
	7.00% – 9.50%	2018 – 2097	5,976	4,579
Credit agreement borrowings			12,618	1,700
Other			89	-
Fair value of interest rate swaps recorded in debt			(32)	(20)
			174,521	166,031
Unamortized (discount) premium - net			(2,526)	(2,968)
Unamortized issuance costs			(466)	(537)
Total notes and debentures			171,529	162,526
Capital lease obligations			1,911	1,818
Total long-term debt, including current maturities			173,440	164,344
Current maturities of long-term debt			(7,190)	(38,372)
Total long-term debt			$166,250	$125,972
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt Maturing Within One Year [Table Text Block]
	2018	2017
Current maturities of long-term debt	$7,190	$38,372
Commercial paper	3,048	-
Bank borrowings[1]	4	2
Other	13	-
Total	$10,255	$38,374
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments [Table Text Block]
	2019	2020	2021	2022	2023	Thereafter
Debt repayments[1]	$7,090	$12,665	$13,468	$12,640	$14,081	$114,609
Weighted-average interest rate	3.0%	3.3%	3.7%	3.0%	3.5%	4.8%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.